Incorporated herein by reference is a supplement to the prospectus of MFS Emerging Markets Equity Portfolio, a series of MFS Variable Insurance Trust II (File No. 002-83616), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 1, 2019 (SEC Accession No. 0000912938-19-000415).